Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable		$ 3,303,401	$ 2,916,609	$ 1,003,303
Accounts receivable – related parties	[1]	359,488	272,546
Less: allowance for doubtful accounts		(99,991)	(94,447)	(94,576)
Accounts receivable, net		$ 3,562,898	$ 3,094,708	$ 1,147,619

[1]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.